Revenue and Other Income	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and Other Income

10. Revenue and Other Income

The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2024	2023
Oil	$723.7	$596.0
NGLs	54.1	51.2
Natural gas	39.7	73.4
Production revenues	817.5	720.6
Processing fees	12.4	14.3
Oil and natural gas sales	829.9	734.9
Other income	8.6	7.2
Oil and natural gas sales and other income	$838.5	$742.1

Other income of $8.6 million consists of road use recoveries for 2024 (2023 - $7.2 million).